Income Tax - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 HKD ($)
Income before provision for income taxes	$ 84,614,271	$ 4,074,467	$ 29,360,569
Inland Revenue, Hong Kong [Member]
Applicable tax rate	16.50%
Inland Revenue, Hong Kong [Member] | Tax Year 2019 [Member]
Tax impact after increase in revenue				$ 2
Inland Revenue, Hong Kong [Member] | Tax Year 2019 [Member] | Maximum [Member]
Applicable tax rate	16.50%
Inland Revenue, Hong Kong [Member] | Tax Year 2019 [Member] | Minimum [Member]
Applicable tax rate	8.25%
State Administration of Taxation, China [Member]
Applicable tax rate	25.00%
Effective income tax rate	2.40%	21.10%	1.50%
State Administration of Taxation, China [Member] | Domestic Tax Authority [Member]
Applicable tax rate	25.00%
State Administration of Taxation, China [Member] | Foreign Tax Authority [Member]
Applicable tax rate	25.00%
Inland Revenue, Singapore (IRAS) [Member]
Applicable tax rate	17.00%